Stockholder's Equity - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Feb. 18, 2021	Dec. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Common stock, shares authorized			1,000,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, voting rights per share		one vote
Class of Warrant or Right, Outstanding		135,000,000.0
Maximum [Member]
Warrants and Rights Outstanding, Maturity Date		Oct. 31, 2029
Minimum [Member]
Warrants and Rights Outstanding, Maturity Date		Jan. 10, 2022
Osprey Technology Acquisition Corp [Member]
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares outstanding		7,906,250		7,906,250
Description of minimum Votes to be polled	These provisions of the Company’s Amended and Restated Certificate of Incorporation may only be amended if approved by holders of a majority of at least 90% of the Company’s common stock voting in a stockholder meeting.	These provisions of the Company’s Amended and Restated Certificate of Incorporation may only be amended if approved by holders of a majority of at least 90% of the Company’s common stock voting in a stockholder meeting.
Temporary Equity Shares Outstanding		26,315,833		27,965,424
Temporary Equity, Carrying Amount, Attributable to Parent	$ 318,220,077	$ 264,828,435		$ 280,093,836
Class A Common Stock [Member]
Common stock, shares authorized	1,000,000,000	400,000,000		400,000,000
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued	353,564,000	110,789,000		72,319,000
Common stock, shares outstanding	347,202,000	97,816,000		72,319,000
Exercise price of warrants		$ 0.01
Common stock capital shares reserved for future issuance		289,211,000		327,929,000
Class A Common Stock [Member] | Osprey Technology Acquisition Corp [Member]
Common stock, shares authorized	150,000,000	150,000,000		150,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights per share	one
Common stock, shares issued	0	5,309,167		3,659,576
Common stock, shares outstanding	0	5,309,167		3,659,576
Temporary Equity Shares Outstanding	31,625,000	26,315,833		27,965,424
Temporary Equity, Redemption Price Per Share	$ 10.00
Temporary Equity, Carrying Amount, Attributable to Parent	$ 318,220,077
Common stock capital shares reserved for future issuance	646,436,000	289,211,000
Class B Common Stock
Common stock, shares authorized	90,000,000	90,000,000		90,000,000
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued	71,977,000	83,987,000		83,987,000
Common stock, shares outstanding	71,977,000	83,987,000		83,987,000
Common stock capital shares reserved for future issuance	18,000,000.0	6,000,000.0		6,000,000.0
Class B Common Stock | Osprey Technology Acquisition Corp [Member]
Common stock, shares authorized	25,000,000	25,000,000		25,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	7,906,250	7,906,250		7,906,250
Common stock, shares outstanding	7,906,250	7,906,250		7,906,250
Minimum Net Worth Required for Compliance	$ 5,000,001
Sponsor [Member] | Osprey Technology Acquisition Corp [Member]
Percentage of shares held	20.00%
Sponsor [Member] | Class B Common Stock | Osprey Technology Acquisition Corp [Member]
Common stock, shares outstanding	7,906,250			7,906,250		7,187,500	9,487,500	8,625,000
Percentage of shares held					20.00%